NOTE 4. ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
NOTE 4. ACCOUNTS RECEIVABLE

Summaries of accounts receivable are as follows:

	December 31,
	2013	2012

Net investment in direct financing and sales-type leases	$44,062	$40,082
Receivable from value-added services	2,700	3,570
Receivable from insurance commissions	2,060	1,345
Less: Allowance for doubtful accounts	(20,891)	(12,041)
Total	$27,931	$32,956

In estimating the allowance for credit loss, the Company reviews the net investment in direct financing and sales-type lease and receivable from value-added services that are non-performing or in bankruptcy. The allowance for credit loss as of December 31, 2013 and December 31, 2012 were as follows:

	December 31,
	2013	2012

Balance at the beginning of the year	$12,041	$4,830
Provision during the year	11,159	14,826
Bad debts written off	(2,309)	(7,615)
Balance at the end of the year	$20,891	$12,041

Net investment in direct financing and sales-type leases included into the accounts receivable represents the net investment in direct financing and sales-type leases which is overdue and delinquent.